CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 292,922	$ 594,093	$ 231,689	$ 420,792	$ 398,015	$ 169,441
Restricted cash	675,138	767,359		773,254
Receivables, less allowance for credit losses of $98,351, $106,673 and $118,730 respectively	11,086,786	9,386,549		8,627,213
Retained interests in securitized receivables	8,373	17,289		37,914
Affiliated accounts and notes receivable	15,951	193,917		133,419
Equipment on operating leases, net	738,517	647,617		613,893
Equipment held for sale	20,184	32,131		46,396
Goodwill	118,213	116,830		117,651	115,907
Other intangible assets, net	2,650	3,259		3,373
Other assets	67,090	142,107		109,584
TOTAL	13,025,824	11,901,151		10,883,489	4,814,279
LIABILITIES:
Short-term debt (including current maturities of long-term debt)	4,794,087	4,796,035		3,875,932
Accounts payable and other accrued liabilities	421,436	450,828		248,916
Affiliated debt	1,147,864	819,270		1,567,107
Long-term debt	5,215,730	4,587,773		4,043,897
Total liabilities	11,579,117	10,653,906		9,735,852
STOCKHOLDER'S EQUITY:
Member's capital
Paid-in capital	839,754	836,721		836,721
Accumulated other comprehensive income	55,625	28,716		45,642
Retained earnings	494,779	326,919		211,873
Total CNH Capital LLC stockholder's equity	1,390,158	1,192,356		1,094,236
Noncontrolling interest	56,549	54,889		53,401
Total stockholder's equity	1,446,707	1,247,245	1,277,093	1,147,637	1,294,588	1,251,912
TOTAL	$ 13,025,824	$ 11,901,151		$ 10,883,489